Note 11 - Subsequent Events (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		147 Months Ended	0 Months Ended		1 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	May 14, 2013 Series B Warrants [Member]	Jan. 17, 2013 Series B Warrants [Member]	May 31, 2013 Series B Warrants [Member]	Jan. 31, 2013 Series B Warrants [Member]	May 13, 2013 Series B Warrants [Member]	Jan. 16, 2013 Series B Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)							0.50	0.60			0.60	0.75	0.75
Class of Warrant or Right, Exercises			(2,933,333)	0			1,166,666	1,766,667		1,766,667
Proceeds from Warrant Exercises (in Dollars)							$ 583,333	$ 1,060,000	$ 583,333	$ 1,060,000
Class of Warrant or Right, Number of Remaining Shares Whose Expiration Was Extended								1,166,667
Other General and Administrative Expense (in Dollars)	$ 19,617	$ 218,551	$ 238,169		$ 152,126	$ 390,295				$ 218,551